TRANSACTIONS WITH RELATED PARTIES (Schedule of Transactions with Related Parties) (Details) - Kibbutz [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of revenues [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 7,893	$ 8,232	$ 8,870
Research and development [Member]
Related Party Transaction [Line Items]
Amounts of transaction	520	486	574
Selling and marketing [Member]
Related Party Transaction [Line Items]
Amounts of transaction	927	621	730
General and administrative [Member]
Related Party Transaction [Line Items]
Amounts of transaction	811	848	951
Finance expenses, net [Member]
Related Party Transaction [Line Items]
Amounts of transaction	$ 0	$ 0	$ (392)